Hoya Capital Housing ETF
Schedule of Investments
May 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Home Building Products & Materials - 15.6%
7,953	A.O. Smith Corporation	$565,220
4,875	American Woodmark Corporation (a)	423,735
5,775	Armstrong World Industries, Inc.	614,171
11,850	Beacon Roofing Supply, Inc. (a)	671,184
2,400	Cavco Industries, Inc. (a)	531,048
4,735	Eagle Materials, Inc. (a)	694,909
5,254	Fortune Brands Home & Security, Inc.	542,003
10,132	Leggett & Platt, Inc.	557,564
1,575	Lennox International, Inc.	551,140
12,834	Louisiana-Pacific Corporation	862,573
8,250	Masco Corporation	497,557
3,349	Mohawk Industries, Inc. (a)	705,567
6,059	Owens Corning	646,192
9,913	PotlatchDeltic Corporation	596,763
3,049	PPG Industries, Inc.	547,966
1,825	Sherwin-Williams Company	517,442
4,828	Simpson Manufacturing Company, Inc.	542,281
6,075	Trex Company, Inc. (a)	591,766
2,025	Watsco, Inc.	590,085
15,433	Weyerhaeuser Company	585,837
		11,835,003
	Home Furnishings & Home Goods - 14.5%
23,881	Aaron’s Company, Inc.	859,000
150	Amazon.com, Inc. (a)	483,460
24,602	At Home Group, Inc. (a)	923,559
21,348	Bed Bath & Beyond, Inc. (a)	597,531
1,216	Costco Wholesale Corporation	459,976
12,264	Herman Miller, Inc.	586,219
5,925	iRobot Corporation (a)	578,872
12,030	La-Z-Boy, Inc.	495,997
3,382	Middleby Corporation (a)	555,595
1,050	RH (a)	673,103
6,734	Sleep Number Corporation (a)	750,774
2,576	Target Corporation	584,546
18,176	Tempur Sealy International, Inc.	699,776
7,372	TJX Companies, Inc.	497,905
3,075	Walmart, Inc.	436,742
1,875	Wayfair, Inc. - Class A (a)	574,763
2,325	Whirlpool Corporation	551,234
4,145	Williams-Sonoma, Inc.	702,743
		11,011,795

	Home Improvement Retailers - 5.7%
6,600	Home Depot, Inc.	2,104,806
11,608	Lowe’s Companies, Inc.	2,261,587
		4,366,393
	Homebuilders - 14.9%
11,775	DR Horton, Inc.	1,122,040
24,938	KB Home	1,167,348
11,656	Lennar Corporation - Class A	1,154,061
19,614	MDC Holdings, Inc.	1,136,631
9,750	Meritage Homes Corporation (a)	1,049,783
225	NVR, Inc. (a)	1,099,627
20,147	PulteGroup, Inc.	1,164,295
34,184	Taylor Morrison Home Corporation (a)	1,012,530
18,889	Toll Brothers, Inc.	1,232,318
50,204	Tri Pointe Homes, Inc. (a)	1,210,920
		11,349,553
	Mortgage Lenders & Servicers - 11.1%
26,219	AGNC Investment Corporation	486,100
51,303	Annaly Capital Management, Inc.	475,579
13,754	Bank of America Corporation	583,032
39,729	Chimera Investment Corporation	561,371
11,568	Citizens Financial Group, Inc.	577,243
3,000	First Republic Bank	574,320
32,006	Huntington Bancshares, Inc.	507,615
3,300	JPMorgan Chase & Company	541,992
3,274	M&T Bank Corporation	526,099
42,482	New Residential Investment Corporation	449,459
2,862	PNC Financial Services Group, Inc.	557,174
25,427	Regions Financial Corporation	595,246
20,356	Rocket Companies, Inc. - Class A	360,505
8,261	Truist Financial Corporation	510,365
64,486	Two Harbors Investment Corporation	463,654
13,969	Wells Fargo & Company	652,632
		8,422,386
	Property, Title & Mortgage Insurance - 5.3%
3,856	Allstate Corporation	526,768
10,923	Fidelity National Financial, Inc.	513,272
8,202	First American Financial Corporation	527,470
32,501	MGIC Investment Corporation	478,415
22,668	Old Republic International Corporation	595,262
4,639	Progressive Corporation	459,632
20,033	Radian Group, Inc.	467,770
3,000	Travelers Companies, Inc.	479,100
		4,047,689

		Real Estate Technology, Brokerage & Services - 3.1%
5,100		CoreLogic, Inc.	405,450
12,683		RE/MAX Holdings, Inc. - Class A	444,032
32,184		Realogy Holdings Corporation (a)	569,979
8,475		Redfin Corporation (a)	500,279
3,750		Zillow Group, Inc. - Class C (a)	439,950
			2,359,690
		Residential REITs & Real Estate Operators - 29.4% (b)
22,058		American Campus Communities, Inc.	1,040,255
31,141		American Homes 4 Rent - Class A	1,185,538
23,201		Apartment Income REIT Corporation	1,080,703
22,897		Apartment Investment and Management Company - Class A	161,424
5,335		AvalonBay Communities, Inc.	1,104,025
9,215		Camden Property Trust	1,155,377
27,909		CubeSmart	1,222,135
15,118		Equity LifeStyle Properties, Inc.	1,071,261
15,095		Equity Residential	1,169,108
3,572		Essex Property Trust, Inc.	1,054,776
8,118		Extra Space Storage, Inc.	1,216,158
29,640		Healthpeak Properties, Inc.	989,383
69,706		Independence Realty Trust, Inc.	1,190,578
30,728		Invitation Homes, Inc.	1,114,505
7,262		Mid-America Apartment Communities, Inc.	1,167,003
21,003		NexPoint Residential Trust, Inc.	1,088,796
4,077		Public Storage	1,151,671
6,452		Sun Communities, Inc.	1,080,194
22,932		UDR, Inc.	1,092,251
18,494		Ventas, Inc.	1,025,492
13,837		Welltower, Inc.	1,034,592
			22,395,225
		TOTAL COMMON STOCKS (Cost $61,714,840)	75,787,734

		SHORT-TERM INVESTMENTS - 0.3%
267,245		First American Government Obligations Fund, Class X, 0.03% (c)	267,245
		TOTAL SHORT-TERM INVESTMENTS (Cost $267,245)	267,245
		TOTAL INVESTMENTS - 99.9% (Cost $61,982,085)	76,054,979
		Other Assets in Excess of Liabilities - 0.1%	52,510
		NET ASSETS - 100.0%	$76,107,489

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.
	(a)	Non-income producing security.
	(b)
The Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

	(c)	Rate shown is the annualized seven-day yield as of May 31, 2021.
	REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$75,787,734	$-	$-	$75,787,734
Short-Term Investments	267,245	-	-	267,245
Total Investments in Securities	$76,054,979	$-	$-	$76,054,979
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2021, the Fund did not recognize any transfers to or from Level 3.